Property, Plant and Equipment - Summary of Software Assets under Capital Lease (Detail) - Software - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Software		$ 16,715
Software	$ 16,715
Less accumulated depreciation		(6,221)
Less accumulated depreciation	(11,989)
Financed equipment—net		$ 10,494
Financed equipment—net	$ 4,726